UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	August 12, 2011

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	$113,448


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
6/30/2011			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	(X $1,000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

ABBOTT LABS COM	COM	002824100	 6,186 	 117,560 	SH		SOLE			 117,560
AMERICAN EXPRESS COMPANY	COM	025816109	 6,577 	 127,218 	SH		SOLE			 127,218
BALCHEM CORP COM	COM	057665200	 219 	 5,000 	SH		SOLE			 5,000
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	 348 	 3 	SH		SOLE			 3
BERKSHIRE HATHAWAY INC DEL CL B NEW	COM	084670702	 10,408 	 134,490 	SH		SOLE			 134,490
BRISTOL MYERS SQUIBB CO COM	COM	110122108	 5,813 	 200,721 	SH		SOLE			 200,721
CANADIAN NATURAL RES LTD ISIN#CA1363851017	COM	136385101	 3,190 	 76,211 	SH		SOLE			 76,211
CHEVRON CORP NEW COM	COM	166764100	 1,110 	 10,790 	SH		SOLE			 10,790
CITIGROUP INC COM NEW ISIN#US1729674242	COM	172967424	 271 	 6,500 	SH		SOLE			 6,500
COCA COLA COMPANY	COM	191216100	 8,045 	 119,551 	SH		SOLE			 119,551
DELL INC COM	COM	24702R101	 1,155 	 69,300 	SH		SOLE			 69,300
ELI LILLY & CO COM	COM	532457108	 256 	 6,825 	SH		SOLE			 6,825
EXXON MOBIL CORP COM	COM	30231G102	 6,763 	 83,110 	SH		SOLE			 83,110
GENUINE PARTS CO	COM	372460105	 1,906 	 35,038 	SH		SOLE			 35,038
GOLDMAN SACHS GROUP INC COM	COM	38141G104	 6,283 	 47,205 	SH		SOLE			 47,205
JOHNSON & JOHNSON COM	COM	478160104	 10,662 	 160,289 	SH		SOLE			 160,289
KRAFT FOODS INC CL A	COM	50075N104	 6,899 	 195,824 	SH		SOLE			 195,824
LINKEDIN CORP CL A	COM	53578A108	 408 	 4,530 	SH		SOLE			 4,530
PEPSICO INC	COM	713448108	 7,930 	 112,588 	SH		SOLE			 112,588
PFIZER INC COM	COM	717081103	 5,281 	 256,350 	SH		SOLE			 256,350
PROCTER & GAMBLE CO COM	COM	742718109	 6,559 	 103,173 	SH		SOLE			 103,173
SUNCOR ENERGY INC NEW COM ISIN#CA867224107	COM	867224107	 1,759 	 44,997 	SH		SOLE			 44,997
UNITEDHEALTH GROUP INC COM	COM	91324P102	 4,332 	 83,978 	SH		SOLE			 83,978
VALEANT PHARMACEUTICALS INTL INC CDA COM I	COM	91911K102	 1,724 	 33,187 	SH		SOLE			 33,187
WELLS FARGO & CO NEW COM	COM	949746101	 9,364 	 333,728 	SH		SOLE			 333,728